Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Schedule of Composition of Provisions
	Dismantling and restoring		Other contractual
	sites	Litigations	obligations	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Balance as at January 1, 2017	30	60	48	138
Provisions made during the year	2	14	11	27
Provisions reversed during the year	(11)	(25)	(17)	(53)
Balance as at January 1, 2018	21	49	42	112
Provisions made during the year	-	21	12	33
Provisions reversed during the year	(1)	(7)	(12)	(20)
Balance as at December 31, 2018	20	63	42	125

Non-current	20	-	-	20
Current	-	63	42	105
	20	63	42	125